Credit Facilities	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Credit Facilities
Note 12. Credit Facilities
The following table summarizes the presentation of the outstanding balances under the Company’s credit and other debt agreements as of June 30, 2023 and 2022:

	As of June 30,
	2023	2022
Current Portion
National Properties Term Loan Facility	$16,250	$8,125
Other debt	—	637

Current portion of long-term debt	$16,250	$8,762

	June 30, 2023			June 30, 2022
	Principal	Unamortized Deferred Financing Costs	Net	Principal	Unamortized Deferred Financing Costs	Net
Non-current Portion
National Properties Term Loan Facility	$625,625	$(12,845)	$612,780	$641,875	$(16,063)	$625,812
National Properties Revolving Credit Facility	17,100	—	17,100	29,100	—	29,100
Other debt	304	—	304	—	—	—

Long-term debt, net of deferred financing costs	$643,029	$(12,845)	$630,184	$670,975	$(16,063)	$654,912

National Properties Facilities
General.
On June 30, 2022, MSG National Properties, LLC (“MSG National Properties”), MSG Entertainment Group, LLC and certain subsidiaries of MSG National Properties entered into a credit agreement with JP Morgan Chase Bank, N.A., as administrative agent and the lenders and L/C issuers party thereto (as amended, the “National Properties Credit Agreement”), providing for a five-year, $650,000 senior secured term loan facility (the “National Properties Term Loan Facility”) and a five-year, $100,000 revolving credit facility (the “National Properties Revolving Credit Facility” and, together with the National Properties Term Loan Facility, the “National Properties Facilities”). In connection with the MSGE Distribution, the National Properties Credit Agreement was amended to replace MSG Entertainment Group, LLC with MSG Entertainment Holdings as the parent guarantor. As of June 30, 2023, outstanding letters of credit were $8,382 and the remaining balance available under the National Properties Revolving Credit Facility was $74,518.
Proceeds.
The proceeds of the National Properties Facilities were used on the closing date to repay in full the obligations outstanding under MSG National Properties’ prior term loan facility (the “Prior National Properties Loan Facility”) and to pay fees and expenses in connection with the National Properties Facilities and the refinancing of the Prior National Properties Loan
Facil
ity. Up to $25,000 of the National Properties Revolving Credit Facility is available for the issuance of letters of credit. Proceeds of the National Properties Revolving Credit Facility may be used to fund working capital needs, for general corporate purposes of MSG National Properties and its subsidiaries and to make distributions to MSG Entertainment Holdings.
Interest Rates.
Borrowings under the current National Properties Facilities bear interest at a floating rate, which at the option of MSG National Properties may be either (a) a base rate plus an applicable margin ranging from 1.50% to 2.50% per annum, determined based on the total leverage ratio of MSG National Properties and its restricted subsidiaries (the “National Properties Base Rate”), or (b) Term SOFR plus an applicable margin ranging from 2.50% to 3.50% per annum, determined based on the total leverage ratio of MSG National Properties and its restricted subsidiaries (the “National Properties SOFR Rate”). As of June 30, 2023, the additional rate used in calculating the floating rate was (i) 2.50% per annum for borrowings bearing the National Properties Base Rate, and (ii) 5.20% per annum for borrowings bearing the National Properties SOFR Rate. The National Properties Credit Agreement requires MSG National Properties to pay a commitment fee ranging from 0.30% to 0.50% in respect of the daily unused commitments under the National Properties Revolving Credit Facility. MSG National Properties is also required to pay customary letter of credit fees, as well as fronting fees, to banks that issue letters of credit pursuant to the National Properties Credit Agreement. The interest rate on the National Properties Facilities as of June 30, 2023 was 7.70%.
Principal Repayments.
Subject to customary notice and minimum amount conditions, the Company may voluntarily repay outstanding loans under the National Properties Facilities and terminate commitments under the National Properties Revolving Credit Facility, at any time, in whole or in part, subject only to customary breakage costs in the case of prepayment of Term SOFR loans. The National Properties Facilities will mature on June 30, 2027. The principal obligations under the National Properties Term Loan Facility are to be repaid in quarterly installments beginning with the fiscal quarter ending March 31, 2023, in an aggregate amount equal to 2.50% per annum (0.625% per quarter), stepping up to 5.0% per annum (1.25% per quarter) in the fiscal quarter ending September 30, 2025, with the balance due at the maturity of the facility. The principal obligations under the National Properties Revolving Credit Facility are due at the maturity of the facility.
Covenants.
The National Properties Credit Agreement includes financial covenants requiring MSG National Properties and its restricted subsidiaries to maintain a specified minimum liquidity level, a specified minimum debt service coverage ratio and specified maximum total leverage ratio. The minimum liquidity level is set at $50,000, and is tested based on the level of average daily liquidity, consisting of cash and cash equivalents and available revolving commitments, over the last month of each quarter over the life of the National Properties Facilities. The debt service coverage ratio covenant began testing in the fiscal quarter ended December 31, 2022, and is set at a ratio of 2:1 before stepping up to 2.5:1 in the fiscal quarter ending September 30, 2024. The leverage ratio covenant began testing in the fiscal quarter ended June 30, 2023. It is tested based on the ratio of MSG National Properties and its restricted subsidiaries’ consolidated total indebtedness to adjusted operating income, with an initial maximum ratio of 6:1, stepping down to 5.5:1 in the fiscal quarter ending June 30, 2024 and 4.5:1 in the fiscal quarter ending June 30, 2026. As of June 30, 2023, MSG National Properties and its restricted subsidiaries were in compliance with the covenants of the National Properties Credit Agreement.
In addition to the financial covenants discussed above, the National Properties Credit Agreement and the related security agreement contain certain customary representations and warranties, affirmative and negative covenants and events of default. The National Properties Credit Agreement contains certain restrictions on the ability of MSG National Properties and its restricted subsidiaries to take certain actions as provided in (and subject to various exceptions and baskets set forth in) the National Properties Credit Agreement, including the following: (i) incur additional indebtedness; (ii) create liens on certain assets; (iii) make investments, loans or advances in or to other persons; (iv) pay dividends and distributions or repurchase capital stock (which will restrict the ability of MSG National Properties to make cash distributions to the Company); (v) repay, redeem or repurchase certain indebtedness; (vi) change its lines of business; (vii) engage in certain transactions wit
h affiliates; (viii) amend their respective organizational documents; (ix) merge or consolidate; and (x) make certain dispositions.
Guarantors and Collateral.
All obligations under the National Properties Facilities are guaranteed by MSG Entertainment Holdings and MSG National Properties’ existing and future direct and indirect domestic subsidiaries, other than the subsidiaries that own The Garden and certain other excluded subsidiaries (the “Subsidiary Guarantors”).
All obligations under the National Properties Facilities, including the guarantees of those obligations, are secured by certain of the assets of MSG National Properties and the Subsidiary Guarantors (collectively, “Collateral”) including, but not limited to, a pledge of some or all of the equity interests held directly or indirectly by MSG National Properties in each Subsidiary Guarantor. The Collateral does not include, among other things, any interests in The Garden or the leasehold interests in Radio City Music Hall and the Beacon Theatre. Under certain circumstances, MSG National Properties is required to make mandatory prepayments on loans outstanding, including prepayments in an amount equal to the net cash proceeds of certain sales of assets or casualty insurance and/or condemnation recoveries (subject to certain reinvestment, repair or replacement rights), subject to certain exceptions.
Accounting Treatment.
The Company evaluated the terms of the National Properties Term Loan Facility and the Prior National Properties Term Loan Facility and concluded such facilities to be substantially different for accounting purposes. As a result, the Company recorded a loss on extinguishment of $35,629 in connection with the above financing transactions for Fiscal Year 2022.
Debt Maturities
Maturities for the outstanding debt balances as of June 30, 2023 were as follows:

	National Properties Facilities	Other debt	Total
Fiscal year ending June 30, 2024	$16,250	$—	$16,250
Fiscal year ending June 30, 2025	16,250	304	16,554
Fiscal year ending June 30, 2026	32,500	—	32,500
Fiscal year ending June 30, 2027	593,975	—	593,975
Fiscal year ending June 30, 2028	—	—	—
Thereafter	—	—	—

	$658,975	$304	$659,279

Interest payments and loan principal repayments made by the Company under the National Properties Credit Agreement were as follows:

	Interest Payments			Loan Principal Repayments
	Year Ended June 30,			Year Ended June 30,
	2023	2022	2021	2023	2022	2021
National Properties Facilities	48,548	52,163	22,879	20,125	646,750	3,250
The carrying value and fair value of the Company’s financial instruments reported in the accompanying consolidated and combined balance sheets were as follows:

	June 30, 2023		June 30, 2022
	Carrying Value (a)	Fair Value	Carrying Value (a)	Fair Value
Liabilities:
National Properties Facilities	$658,975	$655,509	$679,100	$679,100
Other debt	304	304	637	637

Total	$659,279	$655,813	$679,737	$679,737

(a)
The total carrying value of the Company’s financial instruments as of June 30, 2023 and June 30, 2022 is equal to the current and noncurrent principal payments for the Company’s credit agreements excluding unamortized deferred financing costs of $12,845 and $16,063, respectively.

The Company’s long-term debt is classified within Level II of the fair value hierarchy as it is valued using quoted indices of similar instruments for which the inputs are readily observable.